1933 Act No. 333-37227
                                                       1940 Act No. 811-08405


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 7                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 8                                                        [X]


                       EVERGREEN SELECT MONEY MARKET TRUST
         (As successor to certain series of Mentor Institutional Trust)
               (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(11
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)


     Pursuant to Rule 414 under the Securities Act of 1933 (the "Securities Act"), by this amendment to Registration Statement No. 33-80784/811-08484 of Mentor Institutional Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the SNAP
Fund  series  thereof   under   the  Securities  Act  and  the notification  of
registration and Registration Statement of such trust under the Investment Company Act of 1940 (the "1940 Act").

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 7
                                       to
                             REGISTRATION STATEMENT


     This Post-Effective Amendment No. 7 to Registrant's Registration Statement No. 333-37227/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                The Contents Page

                                     PART A
                                     ------

 Prospectus for Evergreen Select U.S. Government Money Market Fund is contained in Post-Effective Amendment No. 6 to Registration Statement No. 333-37227/811-08405 filed on July 16, 1999 and is incorporated by reference herein.

     Prospectus for Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund and Evergreen Select 100% Treasury Money Market Fund is contained in Post-Effective Amendment No. 5 to Registration Statement No. 333-37227/811-08405 filed on June 29, 1999 and is incorporated by reference herein.

                                     PART B
                                     ------

 Statement of Additional Information for Evergreen Select U.S. Government Money
   Market Fund is contained in Post-Effective Amendment No. 6 to Registration Statement No. 333-37227/811-08405 filed on July 16, 1999 and is incorporated by reference herein.

     Statement of Additional Information for Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund and Evergreen Select 100% Treasury Money Market Fund is contained in Post-Effective Amendment No. 5 to Registration Statement No. 333-37227/ 811-08405 filed on June 29, 1999 and is incorporated by reference herein.


                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                         SUPPLEMENT TO THE PROSPECTUSES

                         SUPPLEMENT TO THE PROSPECTUSES OF
                                  MENTOR FUNDS
                           MENTOR INSTITUTIONAL TRUST
                          AMERICA'S UTILITY FUND, INC.
                      (Each a "Fund", together the "Funds")

I. Effective October 15, 1999, each of the Funds' prospectuses is supplemented to reflect the following changes:

A.                Conversion to series of an Evergreen Delaware business trust

         Each of the Funds listed below has been reorganized as a separate series of a Delaware business trust. The name of each Mentor Fund and the Evergreen Trust into which it is being reorganized is set forth below.

Name of Fund                                 Name of Trust

Mentor Balanced Portfolio                    Evergreen Equity Trust
Mentor Growth Portfolio                      Evergreen Equity Trust
Mentor Short-Duration Income Portfolio       Evergreen Fixed Income Trust
Mentor Capital Growth Portfolio              Evergreen Equity Trust
Mentor Municipal Income Portfolio            Evergreen Municipal Trust
Mentor Quality Income Portfolio              Evergreen Fixed Income Trust
Mentor Income and Growth Portfolio           Evergreen Equity Trust
Mentor Perpetual Global Portfolio            Evergreen International Trust
Mentor High Income Portfolio                 Evergreen Fixed Income Trust
Mentor Perpetual International Portfolio     Evergreen International Trust
Mentor Fixed-Income Portfolio                Evergreen Select Fixed Income Trust
SNAP Fund                                    Evergreen Select Money Market Trust
America's Utility Fund, Inc.                 Evergreen Equity Trust


          In connection with the conversion, each Fund (except SNAP Fund) has changed its name as indicated below.

Current Fund Name                         New Fund Name
Mentor Balanced Portfolio                  Evergreen Capital Balanced Fund
Mentor Growth Portfolio                    Evergreen Growth Fund
Mentor Short-Duration Income Portfolio     Evergreen Short-Duration Income Fund
Mentor Capital Growth Portfolio            Evergreen Capital Growth Fund
Mentor Municipal Income Portfolio          Evergreen Municipal Income Fund
Mentor Quality Income Portfolio            Evergreen Quality Income Fund
Mentor Income and Growth Portfolio         Evergreen Capital Income and Growth Fund
Mentor Perpetual Global Portfolio          Evergreen Perpetual Global Fund
Mentor High Income Portfolio               Evergreen High Income Fund
Mentor Perpetual International Portfolio   Evergreen Perpetual International Fund
Mentor Fixed-Income Portfolio              Evergreen Select Fixed Income Fund II
America's Utility Fund, Inc.               Evergreen America's Utility Fund

B.       Change of Investment Objective from Fundamental to Nonfundamental

         In connection with the above conversion, Shareholders approved the reclassification of the investment objective of each of the following Funds from "fundamental" (i.e., changeable by shareholder vote only) to "nonfundamental" (i.e., changeable by vote of the Board):

Mentor Balanced Portfolio
Mentor Growth Portfolio
Mentor Capital Growth Portfolio
Mentor Municipal Income Portfolio
Mentor Quality Income Portfolio
Mentor Income and Growth Portfolio
Mentor Perpetual Global Portfolio
Mentor High Income Portfolio

C.                Changes in Fundamental Investment Restrictions

         Also in connection with the above conversion, Shareholders approved the adoption of standardized fundamental investment restrictions by amending or reclassifying the current fundamental investment restrictions of each Mentor Fund listed in Section A above. These newly adopted investment restrictions are set forth in the Supplement dated October 15, 1999 to each Fund's Statement of Additional Information.

D.                Mergers with existing Evergreen series

         Shareholders of certain of the Mentor Funds ("Acquired Fund") also approved the reorganization of their Fund into an existing Evergreen Fund ("Acquiring Fund") to be effective March 10, 2000. In the reorganization, all of the assets of an Acquired Fund will be transferred to an Acquiring Fund (as noted below) and shareholders of the Acquired Fund will receive shares of the appropriate Acquiring Fund in exchange for their shares. Completion of the mergers is subject to the approval of the Board of Trustees of the Evergreen Funds at their meeting to be held December l6, 1999.

Acquired Fund                                        Acquiring Fund

Mentor Income and Growth Portfolio        Evergreen Capital Balanced Fund
                                          (Formerly Mentor Balanced Portfolio)
Mentor Short-Duration Income Portfolio    Evergreen Short Intermediate Bond Fund
Mentor Municipal Income Portfolio         Evergreen Municipal Bond Fund
America's Utility Fund, Inc.              Evergreen Utility Fund


II.      Addition of New Classes of Shares

A.       Class B Shares

         In connection with the conversion to a series of an Evergreen Delaware business trust, as described above, each of the following Mentor Funds' shares currently designated "Class B" will be redesignated "Class C". Effective October 15, 1999, each of the following Funds will add a new class of shares designated as Class B.

Evergreen Capital Balanced Fund (formerly Mentor Balanced Portfolio) Evergreen Growth Fund (formerly Mentor Growth Portfolio) Evergreen Capital Growth Fund (formerly Mentor Capital Growth Portfolio) Evergreen Quality Income Fund
(formerly  Mentor  Quality Income  Portfolio)  Evergreen  Perpetual  Global Fund
(formerly Mentor Perpetual Global Portfolio) Evergreen High Income Fund (formerly Mentor High Income Portfolio )
Evergreen Perpetual International Fund (formerly Mentor Perpetual International Portfolio)

(1) Expense Summary (for each of the above Funds except Evergreen Perpetual International Fund)

         Expenses are one of several factors to consider when investing in a Fund. The following tables are provided to help you understand the expenses of investing in each of the Funds and your share of the operating expenses of each of the Funds. Expenses shown are based on estimated expenses for the upcoming fiscal year end. The Examples show cumulative expenses attributable to a hypothetical $1,000 investment in each of the Funds over specified periods.

Shareholder Transaction Expenses                                       Class B Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)   None
Maximum Sales Charge Imposed on Reinvested Dividends                            None
Contingent Deferred Sales Charge (as a percentage of the lower of the original  5%(1)
purchase price or redemption proceeds of shares redeemed)
Exchange Fee                                                                    None
Redemption Fees                                                                 None

(1)  The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase.  See "How to Buy Shares" for more information.


Annual Fund Operating Expenses
(as a percentage of average net assets)

                                    Capital                   Capital      Quality        Perpetual       High
Class B Shares                      Balanced      Growth      Growth       Income          Global        Income
                                    ---------------------------------------------------------------------------
Investment Advisory Fee (2)         0.75%          0.70%        0.80%        0.48%           1.05%         0.35%
12b-1 Fee                           1.00%          1.00%        1.00%        1.00%            1.00%         1.00%
Other Expenses                      0.37%          0.31%        0.29%        0.32%            0.45%         0.35%
                                    ------         -----        -----        -----            -----         -----
Total Fund Operating
     Expenses (2)                   2.12%          2.01%        2.09%        1.80%            2.50%         1.70%

(2) Mentor Investment Advisors, LLC has agreed to limit its Advisory Fees from Quality Income and High Income. In the absence of these expense limitations, Advisory Fees for Quality Income and High Income would be 0.60% and 0.70%, respectively, and Total Operating Expenses would be 1.92% and 2.05%, respectively.

Examples

         You would pay the following expenses on a $1,000 investment, assuming 5% annual return and no redemption at the end of each period:

                                    Capital                   Capital      Quality        Perpetual       High
Class B Shares                      Balanced      Growth      Growth       Income          Global        Income
                                   ---------------------------------------------------------------------------
After 1 Year                          $22        $20          $21          $18            $25             $17
After 3 Years                         $66        $63          $65          $57            $78             $54
After 5 Years                        $114        $108         $112         $97           $133             $92
After 10 Years                       $217        $205         $214         $183          $257             $172

       You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each period:

                                      Capital                 Capital      Quality        Perpetual       High
Class B Shares                      Balanced      Growth      Growth       Income          Global        Income
                                    ---------------------------------------------------------------------------
After 1 Year                          $72       $70          $71              $68           $75                    $67
After 3 Years                         $96       $93          $95              $87          $108            $84
After 5 Years                       $134      $128         $132               $117         $153            $112
After 10 Years                      $217      $205         $214               $183         $257                   $172

The Examples should not be considered a representation of future performance; actual expenses may vary.

How to Buy Shares

Class B Shares. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                                        CDSC
Redemption Timing                                                                       Imposed
-----------------                                                                       -------
Month of purchase and the first twelve-month period following the month of purchase      5.00%
Second twelve-month period following the month of purchase                               4.00%
Third twelve-month period following the month of purchase                                3.00%
Fourth twelve-month period following the month of purchase                               3.00%
Fifth Twelve-month period following the month of purchase                                2.00%
Sixth Twelve-month period following the month of purchase                                1.00%
No CDSC is imposed on amounts redeemed thereafter.

         At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor of Fund shares to have been compensated for the expenses associated with the sale of such shares.

Distribution Plans (Class B and Class C Shares)

         The information contained in this section applies regarding payments made in accordance with a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(2)      Expense Summary (for Evergreen Perpetual International Fund)

         Expenses are one of several factors to consider when investing in the Fund. Expenses shown are based on expenses incurred in respect of Class B shares of the Fund for the 1999 fiscal year end. The Examples show the cumulative expenses attributable to a hypothetical $10,000 investment on Class B shares of the Fund over specified periods.

Fees and Expenses of the Fund

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment):                          Class B
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..........   None
Maximum Sales Load Imposed on Reinvested Dividends...................................   None
Maximum Deferred Sales Load (as a percentage of the lower of the original purchase
Price or redemption proceeds).........................................................  5.00% (3)
Redemption Fees.......................................................................  None
Exchange Fee..........................................................................  None

Annual Fund Operating Expenses
(as a percentage of average net assets)                                                 Class B

Management Fees.......................................................................  1.00%
12b-1 Fees............................................................................  1.00%
Other Expenses........................................................................  0.43%
Total Annual Fund Operating Expenses..................................................  2.43%

(3) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. See "How to Buy Shares" for more information.

Examples

         These Examples are intended to help you compare the cost of investing in the Fund with the cost of investment in other mutual funds.

         The Examples assume that you invest $10,000 in the class of shares of the Fund indicated for the time periods indicated and then either (a) redeem all of your shares at the end of those periods or (b) do not redeem your shares. The Examples also assume that your investment has a 5% return each year and that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be: (a) Assuming Redemption
                                                                       Class B
 1 year.............................................                  $   746
 3 years............................................                  $1,058
 5 years...........................................                   $1,496
 10 years..........................................                   $2,494

(b)      Assuming No Redemption
                                                                       Class B
 1 year.............................................                  $   246
 3 years............................................                  $   758
 5 years...........................................                   $1,296
 10 years..........................................                   $2,494


How to Buy Shares

Class B Shares. If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as the 12b-1 fee. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares were held, as shown below:

                                                          Contingent Deferred
Time Held                                                  Sales Charge
---------                                                  ------------
Month of Purchase + First 12 Month Period                       5.00%
Month of Purchase + Second 12 Month Period                      4.00%
Month of Purchase + Third 12 Month Period                       3.00%
Month of Purchase + Fourth 12 Month Period                      3.00%
Month of Purchase + Fifth 12 Month Period                       2.00%
Month of Purchase + Sixth 12 Month Period                       1.00%
Thereafter                                                      0%
After 7 years                                              Converts to Class A
Dealer Allowance                                                 4.00%


The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gains reinvestments or on any gains in the value of your shares.



Distribution Plans (Class B and Class C Shares)

         The information contained in this section applies regarding payments made in accordance with a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

B.       Institutional Service Shares

         In connection with the conversion to a series of an Evergreen Delaware business trust, as described above, the Class Y shares of Evergreen Select Fixed Income Fund II will be redesignated "Institutional Shares". Effective October 15, 1999, the Fund will add a new class of shares designated as "Institutional Service Shares".

Expense Summary

         Expenses are one of several factors to consider when investing in the Fund. Expenses shown are based on expenses incurred in respect of Institutional Service shares of the Fund for the 1999 fiscal year end. The Examples show the cumulative expenses attributable to a hypothetical $10,000 investment on Institutional Service shares of the Fund over specified periods.

Fees and Expenses of the Fund

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):              None

Annual Fund Operating Expenses                                   Institutional
(as a percentage of average net assets)                         Service Shares
Management Fees...............................................     0.00%
12b-1 Fee.....................................................     0.25%
Other Expenses................................................     0.10%
Total Annual Fund Operating Expenses..........................     0.35%

Examples

         These Examples are intended to help you compare the cost of investing in the Fund with the cost of investment in other mutual funds.

         The Examples assume that you invest $10,000 in the class of shares of the Fund indicated for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:
                                             Institutional
                                             Service Shares
 1 year........................................$    10
 3 years.......................................$    32
 5 years.......................................$    57
 10 years......................................$   128

How to Buy Shares

         Shares of Select Fixed Income Fund II are sold at net asset value next determined after a purchase order is received by the Fund. Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. In most cases, in order to receive that day's public offering price, your order must be received by the Fund before the close of regular trading on the New York Stock Exchange.


Distribution Plans (Institutional Service Shares)

         The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to its Institutional Service shares (the "plan") providing for payments by the Fund to its Distributor from the assets attributable to the Fund's Institutional Service shares at the annual rate set out under "Expense Summary - Annual Fund Operating Expenses" above. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Trustees may reduce the amount of payments or suspend the Plan for such periods as they may determine.


October 15, 1999

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                                SUPPLEMENT TO THE
                     STATEMENTS OF ADDITIONAL INFORMATION OF
                                  MENTOR FUNDS
                           MENTOR INSTITUTIONAL TRUST
                          AMERICA'S UTILITY FUND, INC.
                 (each a "Fund" and, collectively, the "Funds")

         Effective October 15, 1999, the Statements of Additional Information of each of the Funds are hereby supplemented as follows:

I.       Standardized Fundamental Investment Restrictions

         Each of the above Funds (except SNAP Fund) has adopted the following standardized fundamental investment restrictions. These restrictions may be changed only by a vote of Fund shareholders.

         1. Diversification of Investments



         The Fund may not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

         2. Concentration of a Fund's Assets in a Particular Industry. (All Funds other than those listed below.)

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities).

         For America's Utility Fund, Inc.

         The Fund will concentrate its investments in the utilities industry.

         3. Issuance of Senior Securities

         Except as permitted under the Investment Company Act of 1940, the Fund may not issue senior securities.

         4. Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.

         5. Underwriting

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

         6. Investment in Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.

         7. Commodities

         The Fund may not purchase or sell commodities or contracts on commodities except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.
         8. Lending

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment instruments shall not be deemed to be the making of a loan.

II.      Reclassification of All Other Fundamental Investment Restrictions

         All investment restrictions other than those described above as having been standardized have been reclassified from fundamental to nonfundamental and, as, such, may be changed by a Fund's Board of Trustees at any time without a shareholder vote.

III.     Management of the Trust

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of the shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is not an "interested person" of the Funds, as that term is defined in the 1940 Act. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate (development) and
                                                                 Centrum Properties, Inc. (real estate development)

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc. (investment advice); former
(DOB: 10/23/34)                                                  Director, Executive Vice President and Treasurer, State
                                                                 Street Research & Management Company (investment advice);
                                                                 Director, The Andover Companies (Insurance); and Trustee,
                                                                 Arthritis Foundation of New England

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and  Wine; Chairman and President, Oldways
                                                                 Preservation and Exchange Trust (education); former Chairman of  the  Board, Director, and Executive Vice President, The
                                                                 London  Harness Company (leather goods); former Managing Partner,
                                                                  Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates
                                                                 (environmental consulting)

James S. Howell                      Chairman of the Board       Former Chairman of the Distribution Committee Foundation for the
(DOB: 8/13/24)                       of  Trustees                Carolinas; and former Vice President of Lance Inc. (food
                                                                 manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total Return
                                                                 Fund and
                                                                 Equifax,  Inc. (worldwide information management); Trustee of
                                                                 Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and
                                                                 former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                   producer).

Thomas  L. McVerry                   Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and former Director of Carolina
                                                                 Cooperative Federal Credit Union.

William Walt  Pettit                 Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc., and J&M
                                                                 Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Former Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                   agency); Executive Consultant, Drake Beam Morin, Inc.
                                                                 (executive outplacement); Director of Connecticut Natural Gas
                                                                 Corporation, Hartford Hospital, Old State House Association,
                                                                 Middlesex Mutual Assurance Company (property casualty), and
                                                                 Enhance Financial
                                                                 Services, Inc. (financial quantity insurance); Chairman, Board of
                                                                  Trustees, Hartford Graduate
                                                                 Center; Trustee, Greater Hartford YMCA; former Director, Vice
                                                                 Chairman and Chief Investment Officer, The Travelers Corporation;
                                                                 former Trustee, Kingswood-Oxford School; and former Managing
                                                                 Director and Consultant, Russell Miller, Inc. (investment banking specializing in the insurance industry)


Anthony J. Fischer*                  President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB:2/10/59)

Nimish S. Bhatt**                    Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, Evergreen Asset Management Corp./First Union Bank;
                                                                 former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft**                         Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016 **Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

IV.      Addition of New Classes of Shares

         The "Class B" shares of each of the following Funds will now be designated "Class C". In addition, each of the following Funds will add a new class of shares designated as "Class B".

Evergreen Capital Balanced Fund (formerly Mentor Balanced Portfolio) Evergreen Growth Fund (formerly Mentor Growth Portfolio) Evergreen Capital Growth Fund (formerly Mentor Capital Growth Portfolio) Evergreen Quality Income Fund
(formerly  Mentor  Quality Income  Portfolio)  Evergreen  Perpetual  Global Fund
(formerly Mentor Perpetual Global Portfolio) Evergreen High Income Fund (formerly Mentor High Income Portfolio )
Evergreen Perpetual International Fund (formerly Mentor Perpetual International Portfolio)

         The section entitled "How to Buy Shares" applies generally to each Fund's Class A, Class B, Class C and Class Y shares. In addition, the section entitled "Distribution" is amended to reflect that both Class B and Class C shares make payments in accordance with a Distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

         The "Class Y" shares of Evergreen Select Fixed Income Fund II will be designated "Institutional Shares". In addition, the Fund will add a new class of shares designated as "Institutional Service Shares".

         The section entitled "The Distributor" is amended to reflect that the Fund's Institutional Service Shares make payments in accordance with a Distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.



October 15, 1999

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 23    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(c)       Provisions of instruments defining the rights          Included as part of Exhibits 1 and 2 of
          of holders of the securities being registered          Registrant's Pre-Effective Amendment No. 1
          are contained in the Declaration of Trust              filed on November 17, 1997
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Registrant's Post-Effective Amendment No. 2
          Union National Bank                                    Filed on May 29, 1998


(d)(2)    Form of Investment Advisory and Management             Contained herein
          Agreement between the Registrant and Mentor
          Investment Advisors, LLC


(e)       Principal Underwriting Agreement between the           Incorporated by reference to
          Registrant and Evergreen Distributor, Inc.             Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 20, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(h)(1)    Administrative Services Agreement between              Incorporated by reference to
          the Registrant and Evergreen Investment                and the Registrant's Post-Effective Amendment No. 2
          Services, Inc.                                         Filed on May 29, 1998

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(h)(3)    Form of Administration Agreement between the           Contained herein
          Registrant and Evergreen Investment Services, Inc.
          (10/15/99 Agreement)

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Contained herein

(j)(1)    Consent of PricewaterhouseCoopers LLP                  Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 5
                                                                 Filed on June 28, 1999

(j)(2)    Consent of KPMG LLP                                    Contained herein

(k)       Not applicable

(l)       Not applicable

(m)       12b-1 Distribution Plan for                            Incorporated by reference to
          Institutional Service Shares                           Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 4
                                                                 Filed on April 28, 1999


Item 24.       Persons Controlled by or Under Common Control with Registrant.

          None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisor are contained in their Investment Advisory and Management Agreement.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Record keeping Agreement between Evergreen Service Company and the Registrant.

     Provision for the indemnification of State Street Bank & Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank & Trust Co. and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony Terracciano                President, First Union Corporation;
                                   President, First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation; Vice
                                   Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Mentor Investment Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-40384) of Mentor Investment Advisors, LLC.

Item 27.       Principal Underwriters.

     Evergreen  Distributor,   Inc.  acts  as  principal  underwriter  for  each
registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10016. The Registrant has not paid, directly or indirectly, any commissions or other compensation to the principal underwriter in the last fiscal year.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen  Investment   Services,   Inc.,  Evergreen  Service  Company  and
Evergreen Investment Management Company (formerly known as Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Mentor Investment Advisors, LLC 901 East Byrd Street, Richmond, Virginia 23219.

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 17th day of August, 1999.

                                         EVERGREEN SELECT MONEY MARKET TRUST

                                         By: /s/ Anthony J. Fischer
                                             -----------------------------
                                             Name: Anthony J. Fischer
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of August, 1999.

/s/Anthony J. Fischer                    /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
Anthony J. Fischer                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer                   Trustee                           Trustee

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Vice Chairman of the Board
                                                                           and Trustee


/s/ David M. Richardson                 /s/ Russell A. Salton, III MD     /s/ Leroy Keith, Jr.
------------------------------          -------------------------------   --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*        Leroy Keith, Jr.*
Trustee                                 Trustee                           Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES



     Pursuant  to  the  requirements  of  the  Securities  Act  of  1933 and the
Investment Company Act of 1940 the undersigned has duly caused this Registrations Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 17th day of August, 1999.


                                            MENTOR INSTITUTIONAL TRUST

                                            By:  /s/  Paul F. Costello
                                               ---------------------------------
                                                 Name:   Paul F. Costello
                                                 Title:  President


     Pursuant  to  the  requirements  of   the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of August, 1999.

/s/ Paul F. Costello                /s/ Terry L. Perkins               /s/ Daniel J. Ludeman
------------------------------      -----------------------------      -------------------------------
Paul F. Costello                    Terry L. Perkins                   Daniel J. Ludeman*
President (Principal                Treasurer (Principal               Trustee
Executive Officer)                  Financial and Accounting Officer)

/s/ Arnold H. Dreyfuss              /s/ Thomas F. Keller               /s/ Peter J. Quinn, Jr.
-------------------------------     --------------------------         ----------------------------
Arnold H. Dreyfuss*                 Thomas F. Keller*                  Peter J. Quinn, Jr.*
Trustee                             Trustee                            Trustee

/s/ Louis W. Moelchert, Jr.         /s/ Troy A. Peery, Jr.             /s/ J. Garnett Nelson
---------------------------------   -----------------------------      ---------------------------------
Louis W. Moelchert, Jr.*            Troy A. Peery, Jr.*                J. Garnett Nelson*
Trustee                             Trustee                            Trustee

/s/ Arch T. Allen, III              /s/ Weston E. Edwards              /s/ Jerry R. Barrentine
---------------------------------   -----------------------------      ------------------------------
Arch T. Allen, III*                 Weston E. Edwards*                 Jerry R. Barrentine*
Trustee                             Trustee                            Trustee


*By  /s/ Paul F. Costello
------------------------------
Paul F. Costello
Attorney-in-Fact


     *Paul F. Costello, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number                   Exhibit
--------------           -------
(d)(2)                   Form of Investment Advisory and Management Agreement
(h)(3)                   Form of Administration Agreement
(i)(2)                   Opinion and Consent of Sullivan & Worcester LLP
(j)(2)                   Consent of KPMG LLP